Other intangible assets - Movements of Other Intangible Assets (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Other intangibles	£ 1,936.7	£ 2,018.4	[1]	£ 2,111.3	[1]
Brands with an indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	1,086.7	1,081.3		1,108.7
Acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	747.5	829.1		896.6
Other [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	£ 102.5	£ 108.0		£ 106.0

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.